Share Capital (Details)	Dec. 31, 2024 shares	Oct. 31, 2024 $ / shares shares	Oct. 24, 2024 $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 MYR (RM) shares	Feb. 10, 2026 shares	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 $ / shares	Jul. 16, 2025 shares	Jun. 23, 2025 USD ($) $ / shares shares	May 30, 2025 shares	Dec. 31, 2023 $ / shares shares
Share Capital [Line Items}
Ordinary shares authorized												15,700,000
Par value price per share (in Dollars per share) | $ / shares		$ 4						$ 13,618,411				$ 0.001
Voting shares												1
Issuance of share capital	743,726	2,813
Shares amount (in Dollars)				$ 9,985,731	RM 40,716,817		RM 28,941,506
Class A Ordinary Shares [Member]
Share Capital [Line Items}
Par value price per share (in Dollars per share) | $ / shares										$ 0.7769
Company issued										785,171	1,750,000
Shares amount (in Dollars) | $										$ 610,000
Mr. Lee Seng Chi [Member]
Share Capital [Line Items}
Company issued									2,000,000
Streeterville Capital [Member]
Share Capital [Line Items}
Par value price per share (in Dollars per share) | $ / shares				$ 1.967
Company issued				1,040,186	1,040,186
Shares amount (in Dollars) | $				$ 2,046,000
Founder Group Limited [Member]
Share Capital [Line Items}
Number of shares outstanding						100
Founder Group Limited [Member] | Ordinary Share [Member]
Share Capital [Line Items}
Company issued						1
Number of shares outstanding						1
Issuance of share capital initial public offering [Member]
Share Capital [Line Items}
Par value price per share (in Dollars per share) | $ / shares			$ 4
Issuance of share capital			1,218,750